UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Goldman Sachs Lending Partners LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________________ to ____________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

_________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001767571

Goldman Sachs Lending Partners LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Charles Johnston, (212) 357-7851

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Goldman Sachs Lending Partners LLC, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): GoodLeap Sustainable Home Solutions Trust 2022-1, as issuer

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit to this Form ABS-15G.

Exhibit. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOLDMAN SACHS LENDING PARTNERS LLC  (Securitizer, Depositor or Underwriter)

Date 1/12/2022

/s/ Charles Johnston (Signature)*

Name: Charles Johnston

Title:   Vice President

*Print name and title of the signing officer under his signature.

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures from Deloitte & Touche LLP